Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment Useful Lives
Reclassification Adjustment To Conform To Current Period Presentation		$ 7,500,000
Marketable Securities Classification Minimum Maturity	3 months
Marketable Securities Classification, Maximum Maturity	1 year
Marketable Securities Classification Noncurrent Minimum Maturity	1 year
Allowance for Doubtful Accounts Receivable, Current	7,872,000	7,323,000
Provision for Doubtful Accounts	8,600,000	9,900,000	3,600,000
Write Offs of Uncollectible Accounts Receivable	(8,000,000)	(3,800,000)	(4,100,000)
Asset Retirement Obligation	4,300,000	4,300,000
Advertising Expense	$ 8,600,000	$ 8,600,000	$ 12,400,000
Minimum | Land and Building
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	15 years
Minimum | Communications and Fiber Optic Networks
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	10 years
Minimum | Computer Equipment
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	2 years
Minimum | Office and Other Equipment
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	2 years
Minimum | Customer Acquisition Costs
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	31 months
Maximum | Land and Building
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	30 years
Maximum | Communications and Fiber Optic Networks
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	20 years
Maximum | Computer Equipment
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	5 years
Maximum | Office and Other Equipment
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	5 years
Maximum | Customer Acquisition Costs
Property, Plant and Equipment Useful Lives
Property, Plant and Equipment, Useful Life	36 months